UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Investor Class and Service Class)
Annual Report
December 31, 2020
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2020 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West SecureFoundation Lifetime 2020 Fund (Investor Class shares) returned 12.93%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 11.92% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	12.93%	8.66%	7.33%
Service Class	12.77%	8.55%	7.23%
(a) Investor Class and Service Class inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.67%
Large Cap Equity	21.67
International Equity	19.77
Mid Cap Equity	9.16
Fixed Interest Contract	8.07
Small Cap Equity	5.66
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Investor Class
Actual	$1,000.00	$1,140.10	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.00
Service Class
Actual	$1,000.00	$1,139.10	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Investor Class shares and 0.69% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West SecureFoundation Lifetime 2025 Fund (Investor Class shares) returned 13.17%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 11.92% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year
Investor Class	13.17%	8.70%	7.49%
Service Class	12.95%	8.58%	7.37%
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.78%
Large Cap Equity	21.60
International Equity	19.64
Mid Cap Equity	9.20
Fixed Interest Contract	8.10
Small Cap Equity	5.68
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Investor Class
Actual	$1,000.00	$1,139.90	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.00
Service Class
Actual	$1,000.00	$1,139.30	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Investor Class shares and 0.69% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West SecureFoundation Lifetime 2030 Fund (Investor Class shares) returned 13.03%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 11.68% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	13.03%	9.22%	7.88%
Service Class	12.86%	9.09%	7.78%
(a) Investor Class and Service Class inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.67%
Large Cap Equity	21.62
International Equity	19.76
Mid Cap Equity	9.20
Fixed Interest Contract	8.06
Small Cap Equity	5.69
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Investor Class
Actual	$1,000.00	$1,141.20	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.00
Service Class
Actual	$1,000.00	$1,139.90	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Investor Class shares and 0.69% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West SecureFoundation Lifetime 2035 Fund (Investor Class shares) returned 13.09%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 12.33% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year
Investor Class	13.09%	9.99%	8.55%
Service Class	12.97%	9.87%	8.45%
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	27.48%
Large Cap Equity	25.15
International Equity	24.57
Mid Cap Equity	10.69
Small Cap Equity	7.17
Fixed Interest Contract	4.94
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Investor Class
Actual	$1,000.00	$1,169.50	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.10
Service Class
Actual	$1,000.00	$1,168.20	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.61
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Investor Class shares and 0.71% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West SecureFoundation Lifetime 2040 Fund (Investor Class shares) returned 13.49%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 12.95% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	13.49%	10.67%	8.80%
Service Class	13.47%	10.56%	8.71%
(a) Investor Class and Service Class inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	29.55%
Large Cap Equity	28.41
Bond	18.72
Mid Cap Equity	12.03
Small Cap Equity	8.72
Fixed Interest Contract	2.57
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Investor Class
Actual	$1,000.00	$1,198.90	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.15
Service Class
Actual	$1,000.00	$1,198.10	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.66
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class shares and 0.72% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West SecureFoundation Lifetime 2045 Fund (Investor Class shares) returned 13.35%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 13.41% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year
Investor Class	13.35%	10.90%	9.00%
Service Class	13.15%	10.79%	8.88%
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	33.50%
Large Cap Equity	30.22
Mid Cap Equity	12.85
Bond	12.16
Small Cap Equity	10.06
Fixed Interest Contract	1.21
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Investor Class
Actual	$1,000.00	$1,218.80	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.20
Service Class
Actual	$1,000.00	$1,217.10	$4.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.71
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Investor Class shares and 0.73% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West SecureFoundation Lifetime 2050 Fund (Investor Class shares) returned 13.56%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 13.67% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	13.56%	11.03%	8.84%
Service Class	13.49%	10.92%	8.73%
(a) Investor Class and Service Class inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.11%
Large Cap Equity	30.41
Mid Cap Equity	12.97
Small Cap Equity	10.87
Bond	9.06
Fixed Interest Contract	0.58
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Investor Class
Actual	$1,000.00	$1,229.00	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.15
Service Class
Actual	$1,000.00	$1,227.50	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.66
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class shares and 0.72% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West SecureFoundation Lifetime 2055 Fund (Investor Class shares) returned 13.42%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 13.73% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year
Investor Class	13.42%	11.00%	8.87%
Service Class	13.38%	10.91%	8.76%
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	37.34%
Large Cap Equity	29.94
Mid Cap Equity	12.75
Small Cap Equity	11.45
Bond	8.01
Fixed Interest Contract	0.51
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Investor Class
Actual	$1,000.00	$1,232.10	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.15
Service Class
Actual	$1,000.00	$1,232.50	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.66
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class shares and 0.72% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2060 Fund
Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
GWCM Commentary
The list of challenges markets endured in 2020 was, quite simply, unprecedented. While a summer of rioting and social unrest spawned by the tragic death of George Floyd and the highly contested nature of the 2020 election were more than enough to qualify 2020 as exceptional, it was of course the sudden and tragic arrival of the Covid-19 pandemic in January that set the tone for the year.
The pandemic required swift action by governments worldwide to slow its spread, with stay-at-home orders and cascading shut-downs of businesses in nearly every sector and geography effectively hanging a “Closed For Business” sign on the global economy - something that has never happened, not even during the two world wars of the 20th century. In the U.S., a staggering 21 million workers filed for first-time unemployment benefits during the first four weeks of the crisis, eclipsing previous records by nearly a factor of ten. Ultimately, this had a very predictable impact on economic growth as well, with gross domestic product declining by 33% during the second quarter of 2020 before rebounding nearly as dramatically during the third quarter.
In some ways, the market’s reaction to this economic dislocation was just as predictable: so-called “risk assets” (equities and high-yield bonds, for example,) sold-off across the board, while safe havens (like government bonds) held up quite well. But in other ways, the market’s response was somewhat more surprising to us. Take for example the relative outperformance of growth equities during the first quarter, when U.S. growth stocks declined significantly less than their value-oriented peers across all capitalization ranges. This market response was particularly surprising considering the starting point for each investment style: although valuations were universally rich at the start of the year, growth stocks were trading at earnings multiples far in excess of their longer-term averages, while value stocks were significantly closer to theirs. The outperformance by growth-oriented stocks continued throughout the downturn and even during the earliest months of the market recovery before substantial progress on the vaccine development front allowed investors to begin to focus on what a real post-pandemic recovery might look like. A “reflation trade” then began to take hold, and for the first time in a long time, segments of the market that tend to benefit most when the economy is in recovery mode - namely, value stocks - began to outperform their growthier peers.
This development was particularly important because the equity portion of our Funds maintain a small (but consistent) bias to value-oriented stocks. For the first nine months of the year, Covid-ravaged markets punished that bias. But, as markets contemplated a vaccine-induced return to normal during the final three months of the year, that headwind just as suddenly became a tailwind, allowing performance to recover substantially.
While underperformance like that which we saw during the first nine months of 2020 is never comfortable, the subsequent reversal of some of the trends that created that underperformance was also not surprising to us. Our belief has always been that dramatic outperformance by one asset class over all others tends to be unsustainable and eventually mean-reverting, and that our time is instead better spent creating a broadly diversified portfolio of asset class exposures and populating them with investment strategies capable of performing well over the long-term. On this front, 2020 was encouraging as the majority of investment managers we work with were able to meet (and in many cases exceed) our expectations during this tumultuous year.
To a large degree, the Covid-19 pandemic drove performance on the fixed income side of the Funds as well. Central banks and fiscal authorities injected literally trillions of dollars into the global economy, in the form of both direct support designed to replace economic output lost to the shut down, and indirect programs such as lending, asset purchases and others, designed to aid sectors of the economy and the markets most directly hit.
This swift and authoritative stimulus response likely saved the global economy from a much deeper and more sustained downturn, but it also caused short-term interest rates to plummet, in response to both central bank action and economic fundamentals. The resulting initial performance bump that accrued to short-term bonds quickly ran its course, allowing long-term bonds to significantly outperform short-term bonds throughout much of 2020 and creating an advantage for our benchmarks that the Funds don’t necessarily share. Nonetheless, we believe these types of trends will correct themselves over the long-term.
Looking forward to 2021, Covid-19 is still calling the shots. Even as vaccine rollouts progress worldwide, new variants of the virus and a persistent surge in cases have allowed uncertainty to linger. We remain hopeful, though, that the recent surge will ultimately represent Covid’s last stand and look forward to a return to normalcy.
Regardless, as 2020 proved, markets are inherently unpredictable and will continue to be moving forward. Even if the pandemic is waning, the economic consequences are likely to remain with us for some time. Moreover, the political landscape is as unsettled today as it ever has been, a fact that could allow our country’s caustic politics to exert unusually significant influence over market returns in coming months. Further, the massive amounts of stimulus put in place to combat the pandemic will ultimately have to be unwound, and while officials at the Federal Reserve and elsewhere have reassured us that this is still years away, the impact of the Next Great Unwind are likely to be profound whenever it ultimately occurs.
But another, more hopeful lesson of 2020 is that the global economy and the capital markets that reflect it are resilient indeed. In fact, those investors who reacted to the extreme volatility in February and March by pulling their money out of the market and stuffing it into a mattress would also have missed the extremely robust rebound that occurred during the summer and fall. That, as much as anything, serves as yet another reminder that a thoughtful, disciplined and well-diversified approach to managing investments is almost always better than reacting emotionally to the latest headlines.
For the twelve-month period ended December 31, 2020, the Great-West SecureFoundation Lifetime 2060 Fund (Investor Class shares) returned 13.11%, relative to a 20.82% return for the Wilshire 5000 Index, a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index and a 13.71% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2019 (inception) through December 31, 2019.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.
Note: Performance for the Service Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Since Inception(a)
Investor Class	13.11%	12.96%
Service Class	13.25%	13.03%
(a) Investor Class and Service Class inception date was May 1, 2019.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	38.99%
Large Cap Equity	28.86
Mid Cap Equity	12.32
Small Cap Equity	11.84
Bond	7.53
Fixed Interest Contract	0.46
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Investor Class
Actual	$1,000.00	$1,251.80	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.10
Service Class
Actual	$1,000.00	$1,254.20	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.10
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Investor Class shares and 0.61% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184 /366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
1,505,330	Great-West Bond Index Fund Institutional Class(a)	$15,384,471

TOTAL BOND MUTUAL FUNDS — 35.69% (Cost $15,008,014)		$15,384,471
EQUITY MUTUAL FUNDS
604,375	Great-West International Index Fund Institutional Class(a)	6,412,421
1,025,728	Great-West S&P 500® Index Fund Institutional Class(a)	9,344,383
442,980	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,951,382
310,013	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,439,799
151,158	Northern Emerging Markets Equity Index Fund	2,114,701

TOTAL EQUITY MUTUAL FUNDS — 56.28% (Cost $21,651,196)		$24,262,686
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,480,582 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,480,582

TOTAL FIXED INTEREST CONTRACT — 8.07% (Cost $3,480,582)		$ 3,480,582
TOTAL INVESTMENTS — 100.04% (Cost $40,139,792)		$43,127,739
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (16,276)
TOTAL NET ASSETS — 100.00%		$43,111,463

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
1,711,942	Great-West Bond Index Fund Institutional Class(a)	$17,496,047

TOTAL BOND MUTUAL FUNDS — 35.80% (Cost $16,916,378)		$17,496,047
EQUITY MUTUAL FUNDS
681,057	Great-West International Index Fund Institutional Class(a)	7,226,018
1,159,004	Great-West S&P 500® Index Fund Institutional Class(a)	10,558,523
504,502	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,500,161
353,143	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,779,234
169,653	Northern Emerging Markets Equity Index Fund	2,373,438

TOTAL EQUITY MUTUAL FUNDS — 56.14% (Cost $24,483,266)		$27,437,374
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,958,441 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,958,441

TOTAL FIXED INTEREST CONTRACT — 8.10% (Cost $3,958,441)		$ 3,958,441
TOTAL INVESTMENTS — 100.04% (Cost $45,358,085)		$48,891,862
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (19,651)
TOTAL NET ASSETS — 100.00%		$48,872,211

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
1,353,100	Great-West Bond Index Fund Institutional Class(a)	$13,828,682

TOTAL BOND MUTUAL FUNDS — 35.68% (Cost $13,694,675)		$13,828,682
EQUITY MUTUAL FUNDS
543,278	Great-West International Index Fund Institutional Class(a)	5,764,185
920,065	Great-West S&P 500® Index Fund Institutional Class(a)	8,381,791
400,024	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,568,216
280,415	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,206,863
135,656	Northern Emerging Markets Equity Index Fund	1,897,829

TOTAL EQUITY MUTUAL FUNDS — 56.30% (Cost $18,003,994)		$21,818,884
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,125,410 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,125,410

TOTAL FIXED INTEREST CONTRACT — 8.06% (Cost $3,125,410)		$ 3,125,410
TOTAL INVESTMENTS — 100.04% (Cost $34,824,079)		$38,772,976
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (14,848)
TOTAL NET ASSETS — 100.00%		$38,758,128

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
779,919	Great-West Bond Index Fund Institutional Class(a)	$ 7,970,775

TOTAL BOND MUTUAL FUNDS — 27.49% (Cost $7,929,424)		$ 7,970,775
EQUITY MUTUAL FUNDS
499,043	Great-West International Index Fund Institutional Class(a)	5,294,849
800,949	Great-West S&P 500® Index Fund Institutional Class(a)	7,296,641
347,746	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,101,899
264,139	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,078,770
131,059	Northern Emerging Markets Equity Index Fund	1,833,518

TOTAL EQUITY MUTUAL FUNDS — 67.61% (Cost $17,477,803)		$19,605,677
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,432,870 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,432,870

TOTAL FIXED INTEREST CONTRACT — 4.94% (Cost $1,432,870)		$ 1,432,870
TOTAL INVESTMENTS — 100.04% (Cost $26,840,097)		$29,009,322
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (11,816)
TOTAL NET ASSETS — 100.00%		$28,997,506

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
565,920	Great-West Bond Index Fund Institutional Class(a)	$ 5,783,698

TOTAL BOND MUTUAL FUNDS — 18.73% (Cost $5,838,161)		$ 5,783,698
EQUITY MUTUAL FUNDS
631,431	Great-West International Index Fund Institutional Class(a)	6,699,481
963,449	Great-West S&P 500® Index Fund Institutional Class(a)	8,777,023
416,605	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,716,115
342,476	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,695,288
173,760	Northern Emerging Markets Equity Index Fund	2,430,900

TOTAL EQUITY MUTUAL FUNDS — 78.74% (Cost $21,667,132)		$24,318,807
Account Balance		Fair Value
FIXED INTEREST CONTRACT
795,206 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 795,206

TOTAL FIXED INTEREST CONTRACT — 2.57% (Cost $795,206)		$ 795,206
TOTAL INVESTMENTS — 100.04% (Cost $28,300,499)		$30,897,711
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (11,814)
TOTAL NET ASSETS — 100.00%		$30,885,897

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
248,644	Great-West Bond Index Fund Institutional Class(a)	$ 2,541,140

TOTAL BOND MUTUAL FUNDS — 12.16% (Cost $2,539,708)		$ 2,541,140
EQUITY MUTUAL FUNDS
477,893	Great-West International Index Fund Institutional Class(a)	5,070,447
693,297	Great-West S&P 500® Index Fund Institutional Class(a)	6,315,931
301,161	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,686,359
267,050	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,101,685
137,980	Northern Emerging Markets Equity Index Fund	1,930,334

TOTAL EQUITY MUTUAL FUNDS — 86.67% (Cost $17,082,366)		$18,104,756
Account Balance		Fair Value
FIXED INTEREST CONTRACT
252,328 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 252,328

TOTAL FIXED INTEREST CONTRACT — 1.21% (Cost $252,328)		$ 252,328
TOTAL INVESTMENTS — 100.04% (Cost $19,874,402)		$20,898,224
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (8,480)
TOTAL NET ASSETS — 100.00%		$20,889,744

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
117,725	Great-West Bond Index Fund Institutional Class(a)	$ 1,203,152

TOTAL BOND MUTUAL FUNDS — 9.07% (Cost $1,214,326)		$ 1,203,152
EQUITY MUTUAL FUNDS
322,233	Great-West International Index Fund Institutional Class(a)	3,418,889
443,008	Great-West S&P 500® Index Fund Institutional Class(a)	4,035,805
192,970	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,721,295
183,240	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,442,099
98,163	Northern Emerging Markets Equity Index Fund	1,373,300

TOTAL EQUITY MUTUAL FUNDS — 90.39% (Cost $11,081,141)		$11,991,388
Account Balance		Fair Value
FIXED INTEREST CONTRACT
76,549 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 76,549

TOTAL FIXED INTEREST CONTRACT — 0.58% (Cost $76,549)		$ 76,549
TOTAL INVESTMENTS — 100.04% (Cost $12,372,016)		$13,271,089
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (5,058)
TOTAL NET ASSETS — 100.00%		$13,266,031

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
50,090	Great-West Bond Index Fund Institutional Class(a)	$ 511,918

TOTAL BOND MUTUAL FUNDS — 8.01% (Cost $521,837)		$ 511,918
EQUITY MUTUAL FUNDS
159,008	Great-West International Index Fund Institutional Class(a)	1,687,070
210,057	Great-West S&P 500® Index Fund Institutional Class(a)	1,913,617
91,371	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	815,031
93,013	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	732,015
49,998	Northern Emerging Markets Equity Index Fund	699,472

TOTAL EQUITY MUTUAL FUNDS — 91.52% (Cost $5,331,846)		$5,847,205
Account Balance		Fair Value
FIXED INTEREST CONTRACT
32,338 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 32,338

TOTAL FIXED INTEREST CONTRACT — 0.51% (Cost $32,338)		$ 32,338
TOTAL INVESTMENTS — 100.04% (Cost $5,886,021)		$6,391,461
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,621)
TOTAL NET ASSETS — 100.00%		$6,388,840

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
BOND MUTUAL FUNDS
2,468	Great-West Bond Index Fund Institutional Class(a)	$ 25,227

TOTAL BOND MUTUAL FUNDS — 7.53% (Cost $25,874)		$ 25,227
EQUITY MUTUAL FUNDS
8,584	Great-West International Index Fund Institutional Class(a)	91,078
10,614	Great-West S&P 500® Index Fund Institutional Class(a)	96,691
4,630	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	41,294
5,041	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	39,673
2,829	Northern Emerging Markets Equity Index Fund	39,582

TOTAL EQUITY MUTUAL FUNDS — 92.05% (Cost $289,374)		$308,318
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,555 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,555

TOTAL FIXED INTEREST CONTRACT — 0.46% (Cost $1,555)		$ 1,555
TOTAL INVESTMENTS — 100.04% (Cost $316,803)		$335,100
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (134)
TOTAL NET ASSETS — 100.00%		$334,966

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
ASSETS:
Investments at fair value, affiliated(a)	$41,013,038	$46,518,424	$36,875,147
Investments at fair value, unaffiliated(b)	2,114,701	2,373,438	1,897,829
Subscriptions receivable	12,110	58,239	25,774
Total Assets	43,139,849	48,950,101	38,798,750
LIABILITIES:
Payable for distribution fees	601	1,796	742
Payable for investments purchased	11,085	54,846	25,611
Payable for shareholder services fees	12,737	14,513	11,460
Payable to investment adviser	2,938	3,342	2,646
Redemptions payable	1,025	3,393	163
Total Liabilities	28,386	77,890	40,622
NET ASSETS	$43,111,463	$48,872,211	$38,758,128
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$349,067	$423,391	$302,784
Paid-in capital in excess of par	38,676,927	43,955,871	32,939,035
Undistributed/accumulated earnings	4,085,469	4,492,949	5,516,309
NET ASSETS	$43,111,463	$48,872,211	$38,758,128
NET ASSETS BY CLASS
Investor Class	$36,114,749	$28,079,201	$30,087,050
Service Class	$6,996,714	$20,793,010	$8,671,078
CAPITAL STOCK:
Authorized
Investor Class	15,000,000	30,000,000	20,000,000
Service Class	5,000,000	30,000,000	5,000,000
Issued and Outstanding
Investor Class	2,926,980	2,452,759	2,352,474
Service Class	563,687	1,781,150	675,368
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.34	$11.45	$12.79
Service Class	$12.41	$11.67	$12.84
(a) Cost of investments, affiliated	$38,452,387	$43,476,175	$33,403,108
(b) Cost of investments, unaffiliated	$1,687,405	$1,881,910	$1,420,971
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
ASSETS:
Investments at fair value, affiliated(a)	$27,175,804	$28,466,811	$18,967,890
Investments at fair value, unaffiliated(b)	1,833,518	2,430,900	1,930,334
Subscriptions receivable	9,390	13,097	8,429
Total Assets	29,018,712	30,910,808	20,906,653
LIABILITIES:
Payable for distribution fees	1,146	345	737
Payable for investments purchased	9,390	13,097	8,429
Payable for shareholder services fees	8,518	9,056	6,093
Payable to investment adviser	2,152	2,413	1,650
Total Liabilities	21,206	24,911	16,909
NET ASSETS	$28,997,506	$30,885,897	$20,889,744
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$241,775	$246,511	$177,626
Paid-in capital in excess of par	25,757,097	27,748,225	19,221,631
Undistributed/accumulated earnings	2,998,634	2,891,161	1,490,487
NET ASSETS	$28,997,506	$30,885,897	$20,889,744
NET ASSETS BY CLASS
Investor Class	$15,390,980	$26,773,557	$12,044,762
Service Class	$13,606,526	$4,112,340	$8,844,982
CAPITAL STOCK:
Authorized
Investor Class	30,000,000	15,000,000	10,000,000
Service Class	10,000,000	5,000,000	10,000,000
Issued and Outstanding
Investor Class	1,295,559	2,138,347	1,024,994
Service Class	1,122,187	326,759	751,263
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.88	$12.52	$11.75
Service Class	$12.13	$12.59	$11.77
(a) Cost of investments, affiliated	$25,374,228	$26,342,360	$18,289,985
(b) Cost of investments, unaffiliated	$1,465,869	$1,958,139	$1,584,417
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund	Great-West SecureFoundation® Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$11,897,789	$5,691,989	$295,518
Investments at fair value, unaffiliated(b)	1,373,300	699,472	39,582
Subscriptions receivable	18,721	14,277	165
Total Assets	13,289,810	6,405,738	335,265
LIABILITIES:
Payable for distribution fees	179	270	-
Payable for investments purchased	18,721	14,277	165
Payable for shareholder services fees	3,840	1,857	103
Payable to investment adviser	1,039	494	31
Total Liabilities	23,779	16,898	299
NET ASSETS	$13,266,031	$6,388,840	$334,966
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$104,087	$52,130	$3,042
Paid-in capital in excess of par	12,229,400	6,053,624	296,289
Undistributed/accumulated earnings	932,544	283,086	35,635
NET ASSETS	$13,266,031	$6,388,840	$334,966
NET ASSETS BY CLASS
Investor Class	$11,127,357	$3,162,909	$322,706
Service Class	$2,138,674	$3,225,931	$12,260
CAPITAL STOCK:
Authorized
Investor Class	5,000,000	10,000,000	10,000,000
Service Class	5,000,000	10,000,000	10,000,000
Issued and Outstanding
Investor Class	873,536	259,387	29,309
Service Class	167,338	261,909	1,110
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.74	$12.19	$11.01
Service Class	$12.78	$12.32	$11.05
(a) Cost of investments, affiliated	$11,245,275	$5,322,104	$282,093
(b) Cost of investments, unaffiliated	$1,126,741	$563,917	$34,710
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
INVESTMENT INCOME:
Interest, affiliated	$56,035	$61,598	$70,687
Dividends, affiliated	1,092,837	1,217,641	1,297,369
Dividends, unaffiliated	49,439	55,603	44,799
Total Income	1,198,311	1,334,842	1,412,855
EXPENSES:
Management fees	56,615	62,371	76,795
Shareholder services fees – Investor Class	134,114	102,584	192,454
Shareholder services fees – Service Class	25,039	71,563	30,683
Shareholder services fees – Class L(a)	5,974	7,768	848
Distribution fees – Service Class	7,153	20,414	8,766
Distribution fees – Class L(a)	4,251	5,561	565
Total Expenses	233,146	270,261	310,111
Less management fees waived	18,320	20,160	23,914
Net Expenses	214,826	250,101	286,197
NET INVESTMENT INCOME	983,485	1,084,741	1,126,658
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(831,793)	(1,675,387)	(614,307)
Net realized gain on investments, unaffiliated	158,618	31,612	310,468
Realized gain distributions received, affiliated	2,642,641	3,030,872	2,415,096
Net Realized Gain	1,969,466	1,387,097	2,111,257
Net change in unrealized appreciation on investments, affiliated	2,266,928	3,278,589	2,874,111
Net change in unrealized appreciation on investments, unaffiliated	195,692	361,844	63,987
Net Change in Unrealized Appreciation	2,462,620	3,640,433	2,938,098
Net Realized and Unrealized Gain	4,432,086	5,027,530	5,049,355
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,415,571	$6,112,271	$6,176,013
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
INVESTMENT INCOME:
Interest, affiliated	$27,140	$16,193	$3,667
Dividends, affiliated	877,102	1,019,870	553,677
Dividends, unaffiliated	42,564	56,383	44,419
Total Income	946,806	1,092,446	601,763
EXPENSES:
Management fees	49,829	59,385	28,513
Shareholder services fees – Investor Class	99,737	158,503	53,608
Shareholder services fees – Service Class	45,520	14,640	29,492
Shareholder services fees – Class L(a)	79	63	63
Distribution fees – Service Class	13,008	4,181	8,425
Distribution fees – Class L(a)	14	2	-
Total Expenses	208,187	236,774	120,101
Less management fees waived	12,532	12,913	5,934
Net Expenses	195,655	223,861	114,167
NET INVESTMENT INCOME	751,151	868,585	487,596
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(1,001,234)	(2,135,223)	(1,135,442)
Net realized gain on investments, unaffiliated	169,000	512,045	56,940
Realized gain distributions received, affiliated	2,020,106	2,337,944	1,682,022
Net Realized Gain	1,187,872	714,766	603,520
Net change in unrealized appreciation on investments, affiliated	1,639,623	2,134,641	971,987
Net change in unrealized appreciation (depreciation) on investments, unaffiliated	101,543	(184,450)	193,058
Net Change in Unrealized Appreciation	1,741,166	1,950,191	1,165,045
Net Realized and Unrealized Gain	2,929,038	2,664,957	1,768,565
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,680,189	$3,533,542	$2,256,161
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund	Great-West SecureFoundation® Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,415	$693	$14
Dividends, affiliated	385,414	198,292	6,083
Dividends, unaffiliated	30,962	16,258	903
Total Income	417,791	215,243	7,000
EXPENSES:
Management fees	20,991	11,144	255
Shareholder services fees – Investor Class	54,294	23,058	471
Shareholder services fees – Service Class	6,847	9,385	36
Shareholder services fees – Class L(a)	81	62	237
Distribution fees – Service Class	1,957	2,683	11
Distribution fees – Class L(a)	16	2	147
Total Expenses	84,186	46,334	1,157
Less amount waived by distributor - Service Class	-	-	11
Less management fees waived	4,464	2,519	37
Net Expenses	79,722	43,815	1,109
NET INVESTMENT INCOME	338,069	171,428	5,891
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(1,014,175)	(696,707)	7,763
Net realized gain on investments, unaffiliated	77,868	10,753	4,259
Realized gain distributions received, affiliated	1,048,015	495,291	24,774
Net Realized Gain (Loss)	111,708	(190,663)	36,796
Net change in unrealized appreciation on investments, affiliated	783,500	603,398	13,458
Net change in unrealized appreciation on investments, unaffiliated	97,779	100,710	4,751
Net Change in Unrealized Appreciation	881,279	704,108	18,209
Net Realized and Unrealized Gain	992,987	513,445	55,005
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,331,056	$684,873	$60,896
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West SecureFoundation® Lifetime 2020 Fund	2020	2019
OPERATIONS:
Net investment income	$983,485	$1,174,613
Net realized gain	1,969,466	1,965,918
Net change in unrealized appreciation	2,462,620	4,908,792
Net Increase in Net Assets Resulting from Operations	5,415,571	8,049,323
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,235,656)	(3,324,392)
Service Class	(444,621)	(563,476)
Class L(a)	(102,622)	(187,686)
From Net Investment Income and Net Realized Gains	(2,782,899)	(4,075,554)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,284,256	5,743,154
Service Class	2,326,740	2,471,092
Class L(a)	202,122	568,824
Shares issued in reinvestment of distributions
Investor Class	2,235,656	3,324,392
Service Class	444,621	563,476
Class L(a)	102,622	187,686
Shares redeemed
Investor Class	(20,825,115)	(8,422,609)
Service Class	(3,628,434)	(3,782,230)
Class L(a)	(2,679,941)	(374,407)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,537,473)	279,378
Total Increase (Decrease) in Net Assets	(9,904,801)	4,253,147
NET ASSETS:
Beginning of year	53,016,264	48,763,117
End of year	$43,111,463	$53,016,264
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	805,917	493,478
Service Class	204,137	212,336
Class L(a)	17,096	48,477
Shares issued in reinvestment of distributions
Investor Class	192,711	289,582
Service Class	38,177	48,875
Class L(a)	8,908	16,210
Shares redeemed
Investor Class	(1,767,984)	(721,947)
Service Class	(313,305)	(323,286)
Class L(a)	(231,979)	(31,734)
Net Increase (Decrease)	(1,046,322)	31,991
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West SecureFoundation® Lifetime 2025 Fund	2020	2019
OPERATIONS:
Net investment income	$1,084,741	$1,320,946
Net realized gain	1,387,097	2,433,036
Net change in unrealized appreciation	3,640,433	5,797,433
Net Increase in Net Assets Resulting from Operations	6,112,271	9,551,415
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,450,226)	(2,892,230)
Service Class	(1,123,511)	(2,050,014)
Class L(a)	(171,076)	(287,326)
From Net Investment Income and Net Realized Gains	(2,744,813)	(5,229,570)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,365,492	5,947,990
Service Class	2,648,514	3,359,110
Class L(a)	29,744	677,577
Shares issued in reinvestment of distributions
Investor Class	1,450,226	2,892,230
Service Class	1,123,511	2,050,014
Class L(a)	171,076	287,326
Shares redeemed
Investor Class	(17,280,209)	(7,098,325)
Service Class	(6,890,942)	(13,127,729)
Class L(a)	(3,158,200)	(316,124)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,540,788)	(5,327,931)
Total Decrease in Net Assets	(10,173,330)	(1,006,086)
NET ASSETS:
Beginning of year	59,045,541	60,051,627
End of year	$48,872,211	$59,045,541
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	787,981	551,480
Service Class	244,541	307,628
Class L(a)	3,568	70,366
Shares issued in reinvestment of distributions
Investor Class	136,722	272,752
Service Class	103,996	190,345
Class L(a)	19,112	31,385
Shares redeemed
Investor Class	(1,595,226)	(656,513)
Service Class	(630,241)	(1,197,306)
Class L(a)	(351,564)	(35,119)
Net Decrease	(1,281,111)	(464,982)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West SecureFoundation® Lifetime 2030 Fund	2020	2019
OPERATIONS:
Net investment income	$1,126,658	$1,828,496
Net realized gain	2,111,257	2,687,344
Net change in unrealized appreciation	2,938,098	8,158,737
Net Increase in Net Assets Resulting from Operations	6,176,013	12,674,577
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,549,638)	(5,621,254)
Service Class	(726,557)	(630,423)
Class L(a)	(31,479)	(6,653)
From Net Investment Income and Net Realized Gains	(3,307,674)	(6,258,330)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,272,009	6,896,701
Service Class	1,866,116	1,723,138
Class L(a)	784,575	-
Shares issued in reinvestment of distributions
Investor Class	2,549,638	5,621,254
Service Class	726,557	630,423
Class L(a)	31,479	6,653
Shares redeemed
Investor Class	(56,119,004)	(8,506,253)
Service Class	(3,110,478)	(2,282,921)
Class L(a)	(942,259)	(5,000)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(47,941,367)	4,083,995
Total Increase (Decrease) in Net Assets	(45,073,028)	10,500,242
NET ASSETS:
Beginning of year	83,831,156	73,330,914
End of year	$38,758,128	$83,831,156
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	530,754	566,341
Service Class	157,158	140,225
Class L(a)	69,306	-
Shares issued in reinvestment of distributions
Investor Class	217,474	468,606
Service Class	61,539	52,282
Class L(a)	2,649	546
Shares redeemed
Investor Class	(4,512,124)	(693,459)
Service Class	(258,859)	(187,268)
Class L(a)	(79,072)	(416)
Net Increase (Decrease)	(3,811,175)	346,857
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West SecureFoundation® Lifetime 2035 Fund	2020	2019
OPERATIONS:
Net investment income	$751,151	$1,222,776
Net realized gain	1,187,872	2,174,456
Net change in unrealized appreciation	1,741,166	6,034,725
Net Increase in Net Assets Resulting from Operations	3,680,189	9,431,957
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,374,562)	(3,642,024)
Service Class	(1,066,517)	(1,264,922)
Class L(a)	(3,114)	(3,253)
From Net Investment Income and Net Realized Gains	(2,444,193)	(4,910,199)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,976,347	6,749,075
Service Class	1,540,885	2,086,725
Shares issued in reinvestment of distributions
Investor Class	1,374,562	3,642,024
Service Class	1,066,517	1,264,922
Class L(a)	3,114	3,253
Shares redeemed
Investor Class	(30,775,727)	(5,389,281)
Service Class	(3,374,173)	(7,088,657)
Class L(a)	(31,715)	-
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(27,220,190)	1,268,061
Total Increase (Decrease) in Net Assets	(25,984,194)	5,789,819
NET ASSETS:
Beginning of year	54,981,700	49,191,881
End of year	$28,997,506	$54,981,700
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	271,630	588,399
Service Class	138,476	179,569
Shares issued in reinvestment of distributions
Investor Class	129,089	325,046
Service Class	98,357	111,187
Class L(a)	351	341
Shares redeemed
Investor Class	(2,686,039)	(470,298)
Service Class	(300,912)	(607,384)
Class L(a)	(3,564)	-
Net Increase (Decrease)	(2,352,612)	126,860
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West SecureFoundation® Lifetime 2040 Fund	2020	2019
OPERATIONS:
Net investment income	$868,585	$1,542,102
Net realized gain	714,766	2,933,416
Net change in unrealized appreciation	1,950,191	7,584,714
Net Increase in Net Assets Resulting from Operations	3,533,542	12,060,232
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,811,180)	(5,733,430)
Service Class	(437,320)	(427,997)
Class L(a)	(2,676)	(2,267)
From Net Investment Income and Net Realized Gains	(3,251,176)	(6,163,694)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,489,252	6,554,103
Service Class	805,566	854,389
Shares issued in reinvestment of distributions
Investor Class	2,811,180	5,733,430
Service Class	437,320	427,997
Class L(a)	2,676	2,267
Shares redeemed
Investor Class	(44,778,489)	(4,467,570)
Service Class	(1,876,397)	(1,699,758)
Class L(a)	(25,306)	-
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(38,134,198)	7,404,858
Total Increase (Decrease) in Net Assets	(37,851,832)	13,301,396
NET ASSETS:
Beginning of year	68,737,729	55,436,333
End of year	$30,885,897	$68,737,729
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	390,276	534,417
Service Class	69,272	69,407
Shares issued in reinvestment of distributions
Investor Class	254,811	478,907
Service Class	39,540	35,649
Class L(a)	241	188
Shares redeemed
Investor Class	(3,686,533)	(365,637)
Service Class	(161,935)	(138,760)
Class L(a)	(2,275)	-
Net Increase (Decrease)	(3,096,603)	614,171
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West SecureFoundation® Lifetime 2045 Fund	2020	2019
OPERATIONS:
Net investment income	$487,596	$653,818
Net realized gain	603,520	1,434,748
Net change in unrealized appreciation	1,165,045	3,408,530
Net Increase in Net Assets Resulting from Operations	2,256,161	5,497,096
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,196,641)	(2,029,137)
Service Class	(798,832)	(993,033)
Class L(a)	(2,652)	(3,089)
From Net Investment Income and Net Realized Gains	(1,998,125)	(3,025,259)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,531,684	3,994,561
Service Class	1,425,224	2,287,266
Shares issued in reinvestment of distributions
Investor Class	1,196,641	2,029,137
Service Class	798,832	993,033
Class L(a)	2,652	3,089
Shares redeemed
Investor Class	(11,699,198)	(2,532,564)
Service Class	(2,779,396)	(5,056,509)
Class L(a)	(25,142)	-
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,548,703)	1,718,013
Total Increase (Decrease) in Net Assets	(8,290,667)	4,189,850
NET ASSETS:
Beginning of year	29,180,411	24,990,561
End of year	$20,889,744	$29,180,411
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	235,714	344,681
Service Class	134,601	201,225
Shares issued in reinvestment of distributions
Investor Class	117,371	184,629
Service Class	78,326	91,417
Class L(a)	315	338
Shares redeemed
Investor Class	(1,052,416)	(217,952)
Service Class	(265,686)	(438,899)
Class L(a)	(2,970)	-
Net Increase (Decrease)	(754,745)	165,439
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West SecureFoundation® Lifetime 2050 Fund	2020	2019
OPERATIONS:
Net investment income	$338,069	$524,610
Net realized gain	111,708	1,142,353
Net change in unrealized appreciation	881,279	2,509,960
Net Increase in Net Assets Resulting from Operations	1,331,056	4,176,923
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(978,815)	(1,959,131)
Service Class	(206,369)	(189,030)
Class L(a)	(3,178)	(3,129)
From Net Investment Income and Net Realized Gains	(1,188,362)	(2,151,290)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,004,014	4,341,503
Service Class	607,697	982,639
Shares issued in reinvestment of distributions
Investor Class	978,815	1,959,131
Service Class	206,369	189,030
Class L(a)	3,178	3,129
Shares redeemed
Investor Class	(13,946,819)	(2,578,141)
Service Class	(644,626)	(1,469,941)
Class L(a)	(32,678)	(35)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,824,050)	3,427,315
Total Increase (Decrease) in Net Assets	(9,681,356)	5,452,948
NET ASSETS:
Beginning of year	22,947,387	17,494,439
End of year	$13,266,031	$22,947,387
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	262,469	350,853
Service Class	52,527	80,079
Shares issued in reinvestment of distributions
Investor Class	89,174	162,643
Service Class	18,761	15,681
Class L(a)	287	259
Shares redeemed
Investor Class	(1,165,647)	(208,740)
Service Class	(56,971)	(117,422)
Class L(a)	(2,957)	(3)
Net Increase (Decrease)	(802,357)	283,350
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West SecureFoundation® Lifetime 2055 Fund	2020	2019
OPERATIONS:
Net investment income	$171,428	$274,536
Net realized gain (loss)	(190,663)	601,015
Net change in unrealized appreciation	704,108	1,231,018
Net Increase in Net Assets Resulting from Operations	684,873	2,106,569
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(314,631)	(827,123)
Service Class	(302,797)	(252,874)
Class L(a)	(3,243)	(2,797)
From Net Investment Income and Net Realized Gains	(620,671)	(1,082,794)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,179,706	3,811,860
Service Class	900,737	834,299
Shares issued in reinvestment of distributions
Investor Class	314,631	827,123
Service Class	302,797	252,874
Class L(a)	3,243	2,797
Shares redeemed
Investor Class	(9,854,887)	(1,518,631)
Service Class	(772,732)	(1,348,343)
Class L(a)	(24,593)	-
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,951,098)	2,861,979
Total Increase (Decrease) in Net Assets	(5,886,896)	3,885,754
NET ASSETS:
Beginning of year	12,275,736	8,389,982
End of year	$6,388,840	$12,275,736
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	288,859	318,628
Service Class	80,973	69,334
Shares issued in reinvestment of distributions
Investor Class	29,931	70,596
Service Class	28,636	21,473
Class L(a)	382	286
Shares redeemed
Investor Class	(852,020)	(125,844)
Service Class	(67,293)	(111,546)
Class L(a)	(2,901)	-
Net Increase (Decrease)	(493,433)	242,927
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended December 31, 2020
Great-West SecureFoundation® Lifetime 2060 Fund	2020	2019 (a)
OPERATIONS:
Net investment income	$5,891	$705
Net realized gain (loss)	36,796	(232)
Net change in unrealized appreciation	18,209	88
Net Increase in Net Assets Resulting from Operations	60,896	561
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(23,964)	(266)
Service Class	(933)	(256)
Class L(b)	(220)	(183)
From Net Investment Income and Net Realized Gains	(25,117)	(705)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,075,670	10,463
Service Class	-	10,000
Class L(b)	1,722,995	100,479
Shares issued in reinvestment of distributions
Investor Class	23,964	266
Service Class	933	256
Class L(b)	220	183
Shares redeemed
Investor Class	(821,988)	-
Class L(b)	(1,736,070)	(88,040)
Net Increase in Net Assets Resulting from Capital Share Transactions	265,724	33,607
Total Increase in Net Assets	301,503	33,463
NET ASSETS:
Beginning of year	33,463	0
End of year	$334,966	$33,463
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	104,471	1,043
Service Class	-	1,001
Class L(b)	178,495	10,020
Shares issued in reinvestment of distributions
Investor Class	2,180	26
Service Class	85	24
Class L(b)	23	18
Shares redeemed
Investor Class	(78,411)	-
Class L(b)	(179,583)	(8,973)
Net Increase	27,260	3,159
(a)	Fund commenced operations on May 2, 2019.
(b)	Class L ceased operations on October 5, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)(d)
Investor Class
12/31/2020	$11.67	0.25	1.20	1.45	(0.27)	(0.51)	(0.78)	$12.34	12.93%
12/31/2019	$10.81	0.27	1.54	1.81	(0.27)	(0.68)	(0.95)	$11.67	16.92%
12/31/2018	$12.68	0.27	(0.91)	(0.64)	(0.28)	(0.95)	(1.23)	$10.81	(5.23%)
12/31/2017	$11.73	0.25	1.23	1.48	(0.26)	(0.27)	(0.53)	$12.68	12.67%
12/31/2016	$11.37	0.24	0.60	0.84	(0.24)	(0.24)	(0.48)	$11.73	7.44%
Service Class
12/31/2020	$11.73	0.27	1.17	1.44	(0.25)	(0.51)	(0.76)	$12.41	12.77%
12/31/2019	$10.86	0.25	1.55	1.80	(0.25)	(0.68)	(0.93)	$11.73	16.85%
12/31/2018	$12.72	0.26	(0.91)	(0.65)	(0.26)	(0.95)	(1.21)	$10.86	(5.37%)
12/31/2017	$11.74	0.23	1.25	1.48	(0.23)	(0.27)	(0.50)	$12.72	12.71%
12/31/2016	$11.39	0.24	0.58	0.82	(0.23)	(0.24)	(0.47)	$11.74	7.24%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
12/31/2020	$36,115	0.47%	0.43%	2.16%	36%
12/31/2019	$43,141	0.47%	0.43%	2.31%	20%
12/31/2018	$39,310	0.47%	0.43%	2.14%	22%
12/31/2017	$69,396	0.47%	0.44%	2.05%	15%
12/31/2016	$63,971	0.47%	0.44%	2.03%	21%
Service Class
12/31/2020	$ 6,997	0.57%	0.53%	2.33%	36%
12/31/2019	$ 7,445	0.57%	0.53%	2.17%	20%
12/31/2018	$ 7,564	0.57%	0.53%	2.04%	22%
12/31/2017	$ 9,596	0.57%	0.54%	1.86%	15%
12/31/2016	$10,221	0.57%	0.54%	2.04%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)(d)
Investor Class
12/31/2020	$10.72	0.23	1.12	1.35	(0.16)	(0.46)	(0.62)	$11.45	13.17%
12/31/2019	$10.03	0.25	1.41	1.66	(0.25)	(0.72)	(0.97)	$10.72	16.95%
12/31/2018	$11.76	0.27	(0.86)	(0.59)	(0.27)	(0.87)	(1.14)	$10.03	(5.27%)
12/31/2017	$10.98	0.24	1.15	1.39	(0.25)	(0.36)	(0.61)	$11.76	12.73%
12/31/2016	$10.88	0.24	0.55	0.79	(0.23)	(0.46)	(0.69)	$10.98	7.39%
Service Class
12/31/2020	$10.92	0.25	1.11	1.36	(0.15)	(0.46)	(0.61)	$11.67	12.95%
12/31/2019	$10.18	0.22	1.46	1.68	(0.22)	(0.72)	(0.94)	$10.92	16.88%
12/31/2018	$11.90	0.23	(0.85)	(0.62)	(0.23)	(0.87)	(1.10)	$10.18	(5.43%)
12/31/2017	$11.08	0.22	1.18	1.40	(0.22)	(0.36)	(0.58)	$11.90	12.74%
12/31/2016	$10.97	0.22	0.56	0.78	(0.21)	(0.46)	(0.67)	$11.08	7.23%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
12/31/2020	$28,079	0.47%	0.43%	2.13%	31%
12/31/2019	$33,487	0.47%	0.43%	2.31%	19%
12/31/2018	$29,639	0.47%	0.43%	2.33%	33%
12/31/2017	$38,911	0.47%	0.44%	2.10%	25%
12/31/2016	$32,386	0.47%	0.45%	2.12%	23%
Service Class
12/31/2020	$20,793	0.57%	0.53%	2.32%	31%
12/31/2019	$22,522	0.57%	0.53%	1.97%	19%
12/31/2018	$28,115	0.57%	0.53%	1.92%	33%
12/31/2017	$41,911	0.57%	0.54%	1.85%	25%
12/31/2016	$45,951	0.57%	0.55%	1.92%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)(d)
Investor Class
12/31/2020	$12.25	0.20	1.30	1.50	(0.11)	(0.85)	(0.96)	$12.79	13.03%
12/31/2019	$11.29	0.28	1.67	1.95	(0.28)	(0.71)	(0.99)	$12.25	17.58%
12/31/2018	$13.37	0.29	(1.00)	(0.71)	(0.29)	(1.08)	(1.37)	$11.29	(5.56%)
12/31/2017	$12.20	0.27	1.46	1.73	(0.27)	(0.29)	(0.56)	$13.37	14.32%
12/31/2016	$11.75	0.25	0.72	0.97	(0.25)	(0.27)	(0.52)	$12.20	8.31%
Service Class
12/31/2020	$12.33	0.26	1.23	1.49	(0.13)	(0.85)	(0.98)	$12.84	12.86%
12/31/2019	$11.35	0.28	1.67	1.95	(0.26)	(0.71)	(0.97)	$12.33	17.41%
12/31/2018	$13.43	0.28	(1.01)	(0.73)	(0.27)	(1.08)	(1.35)	$11.35	(5.61%)
12/31/2017	$12.24	0.25	1.48	1.73	(0.25)	(0.29)	(0.54)	$13.43	14.24%
12/31/2016	$11.78	0.22	0.73	0.95	(0.22)	(0.27)	(0.49)	$12.24	8.15%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
12/31/2020	$ 30,087	0.47%	0.43%	1.70%	33%
12/31/2019	$ 74,921	0.47%	0.43%	2.34%	16%
12/31/2018	$ 65,188	0.47%	0.44%	2.23%	30%
12/31/2017	$103,562	0.47%	0.44%	2.10%	11%
12/31/2016	$ 88,168	0.47%	0.45%	2.06%	18%
Service Class
12/31/2020	$ 8,671	0.57%	0.53%	2.19%	33%
12/31/2019	$ 8,821	0.57%	0.53%	2.27%	16%
12/31/2018	$ 8,063	0.57%	0.54%	2.13%	30%
12/31/2017	$ 8,856	0.57%	0.54%	1.94%	11%
12/31/2016	$ 8,973	0.57%	0.55%	1.81%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)(d)
Investor Class
12/31/2020	$11.47	0.17	1.21	1.38	(0.08)	(0.89)	(0.97)	$11.88	13.09%
12/31/2019	$10.54	0.28	1.75	2.03	(0.27)	(0.83)	(1.10)	$11.47	19.67%
12/31/2018	$12.94	0.29	(1.14)	(0.85)	(0.29)	(1.26)	(1.55)	$10.54	(6.82%)
12/31/2017	$11.70	0.27	1.67	1.94	(0.27)	(0.43)	(0.70)	$12.94	16.80%
12/31/2016	$11.59	0.25	0.82	1.07	(0.26)	(0.70)	(0.96)	$11.70	9.29%
Service Class
12/31/2020	$11.68	0.26	1.15	1.41	(0.07)	(0.89)	(0.96)	$12.13	12.97%
12/31/2019	$10.70	0.24	1.81	2.05	(0.24)	(0.83)	(1.07)	$11.68	19.53%
12/31/2018	$13.08	0.24	(1.11)	(0.87)	(0.25)	(1.26)	(1.51)	$10.70	(6.88%)
12/31/2017	$11.81	0.23	1.71	1.94	(0.24)	(0.43)	(0.67)	$13.08	16.60%
12/31/2016	$11.68	0.22	0.84	1.06	(0.23)	(0.70)	(0.93)	$11.81	9.19%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
12/31/2020	$15,391	0.47%	0.44%	1.59%	28%
12/31/2019	$41,090	0.47%	0.44%	2.43%	24%
12/31/2018	$33,083	0.47%	0.44%	2.31%	32%
12/31/2017	$46,119	0.47%	0.45%	2.15%	22%
12/31/2016	$38,286	0.47%	0.45%	2.08%	26%
Service Class
12/31/2020	$13,607	0.57%	0.54%	2.29%	28%
12/31/2019	$13,860	0.57%	0.54%	2.04%	24%
12/31/2018	$16,083	0.57%	0.54%	1.88%	32%
12/31/2017	$23,751	0.57%	0.55%	1.78%	22%
12/31/2016	$27,995	0.57%	0.55%	1.84%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)(d)
Investor Class
12/31/2020	$12.36	0.20	1.28	1.48	(0.08)	(1.24)	(1.32)	$12.52	13.49%
12/31/2019	$11.20	0.30	2.07	2.37	(0.29)	(0.92)	(1.21)	$12.36	21.62%
12/31/2018	$13.99	0.31	(1.36)	(1.05)	(0.30)	(1.44)	(1.74)	$11.20	(7.86%)
12/31/2017	$12.35	0.29	1.99	2.28	(0.29)	(0.35)	(0.64)	$13.99	18.60%
12/31/2016	$11.79	0.26	0.91	1.17	(0.26)	(0.35)	(0.61)	$12.35	10.06%
Service Class
12/31/2020	$12.41	0.27	1.22	1.49	(0.07)	(1.24)	(1.31)	$12.59	13.47%
12/31/2019	$11.24	0.27	2.08	2.35	(0.26)	(0.92)	(1.18)	$12.41	21.40%
12/31/2018	$14.02	0.28	(1.35)	(1.07)	(0.27)	(1.44)	(1.71)	$11.24	(7.96%)
12/31/2017	$12.35	0.24	2.03	2.27	(0.25)	(0.35)	(0.60)	$14.02	18.54%
12/31/2016	$11.79	0.24	0.91	1.15	(0.24)	(0.35)	(0.59)	$12.35	9.90%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
12/31/2020	$26,774	0.47%	0.44%	1.71%	27%
12/31/2019	$63,998	0.47%	0.44%	2.48%	10%
12/31/2018	$50,767	0.47%	0.45%	2.21%	28%
12/31/2017	$81,424	0.47%	0.45%	2.19%	11%
12/31/2016	$66,284	0.47%	0.45%	2.12%	15%
Service Class
12/31/2020	$ 4,112	0.57%	0.54%	2.29%	27%
12/31/2019	$ 4,715	0.57%	0.54%	2.23%	10%
12/31/2018	$ 4,648	0.57%	0.55%	1.99%	28%
12/31/2017	$ 5,818	0.57%	0.55%	1.83%	11%
12/31/2016	$ 6,654	0.57%	0.55%	1.99%	15%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)(d)
Investor Class
12/31/2020	$11.57	0.20	1.15	1.35	(0.41)	(0.76)	(1.17)	$11.75	13.35%
12/31/2019	$10.58	0.29	2.03	2.32	(0.25)	(1.08)	(1.33)	$11.57	22.76%
12/31/2018	$13.29	0.31	(1.38)	(1.07)	(0.33)	(1.31)	(1.64)	$10.58	(8.74%)
12/31/2017	$11.75	0.29	1.98	2.27	(0.22)	(0.51)	(0.73)	$13.29	19.65%
12/31/2016	$11.47	0.25	0.92	1.17	(0.07)	(0.82)	(0.89)	$11.75	10.41%
Service Class
12/31/2020	$11.45	0.25	1.09	1.34	(0.26)	(0.76)	(1.02)	$11.77	13.15%
12/31/2019	$10.55	0.25	2.05	2.30	(0.32)	(1.08)	(1.40)	$11.45	22.66%
12/31/2018	$13.24	0.24	(1.33)	(1.09)	(0.29)	(1.31)	(1.60)	$10.55	(8.84%)
12/31/2017	$11.74	0.24	2.02	2.26	(0.25)	(0.51)	(0.76)	$13.24	19.63%
12/31/2016	$11.47	0.22	0.94	1.16	(0.07)	(0.82)	(0.89)	$11.74	10.26%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
12/31/2020	$12,045	0.47%	0.45%	1.91%	29%
12/31/2019	$19,953	0.47%	0.45%	2.55%	26%
12/31/2018	$14,948	0.47%	0.45%	2.38%	36%
12/31/2017	$18,708	0.47%	0.45%	2.25%	23%
12/31/2016	$14,328	0.47%	0.45%	2.17%	27%
Service Class
12/31/2020	$ 8,845	0.57%	0.55%	2.32%	29%
12/31/2019	$ 9,202	0.57%	0.54%	2.22%	26%
12/31/2018	$10,022	0.57%	0.55%	1.84%	36%
12/31/2017	$14,264	0.57%	0.55%	1.91%	23%
12/31/2016	$14,465	0.57%	0.55%	1.89%	27%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)(d)
Investor Class
12/31/2020	$12.45	0.21	1.27	1.48	(0.07)	(1.12)	(1.19)	$12.74	13.56%
12/31/2019	$11.21	0.32	2.20	2.52	(0.29)	(0.99)	(1.28)	$12.45	23.08%
12/31/2018	$14.17	0.32	(1.55)	(1.23)	(0.30)	(1.43)	(1.73)	$11.21	(9.05%)
12/31/2017	$12.38	0.31	2.16	2.47	(0.29)	(0.39)	(0.68)	$14.17	20.14%
12/31/2016	$11.78	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.38	10.50%
Service Class
12/31/2020	$12.48	0.28	1.20	1.48	(0.06)	(1.12)	(1.18)	$12.78	13.49%
12/31/2019	$11.23	0.27	2.23	2.50	(0.26)	(0.99)	(1.25)	$12.48	22.84%
12/31/2018	$14.16	0.27	(1.50)	(1.23)	(0.27)	(1.43)	(1.70)	$11.23	(9.06%)
12/31/2017	$12.36	0.26	2.19	2.45	(0.26)	(0.39)	(0.65)	$14.16	20.00%
12/31/2016	$11.76	0.25	0.96	1.21	(0.25)	(0.36)	(0.61)	$12.36	10.37%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
12/31/2020	$11,127	0.47%	0.44%	1.88%	31%
12/31/2019	$21,004	0.47%	0.44%	2.59%	17%
12/31/2018	$15,506	0.47%	0.45%	2.30%	37%
12/31/2017	$21,481	0.47%	0.45%	2.26%	15%
12/31/2016	$16,322	0.47%	0.45%	2.28%	13%
Service Class
12/31/2020	$ 2,139	0.57%	0.54%	2.41%	31%
12/31/2019	$ 1,910	0.57%	0.54%	2.20%	17%
12/31/2018	$ 1,962	0.57%	0.55%	1.91%	37%
12/31/2017	$ 2,446	0.57%	0.54%	1.93%	15%
12/31/2016	$ 2,453	0.57%	0.55%	2.11%	13%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)(d)
Investor Class
12/31/2020	$12.08	0.17	1.24	1.41	(0.08)	(1.22)	(1.30)	$12.19	13.42%
12/31/2019	$10.86	0.33	2.10	2.43	(0.29)	(0.92)	(1.21)	$12.08	23.05%
12/31/2018	$13.55	0.34	(1.53)	(1.19)	(0.30)	(1.20)	(1.50)	$10.86	(9.22%)
12/31/2017	$11.80	0.32	2.06	2.38	(0.29)	(0.34)	(0.63)	$13.55	20.34%
12/31/2016	$11.44	0.28	0.90	1.18	(0.26)	(0.56)	(0.82)	$11.80	10.52%
Service Class
12/31/2020	$12.18	0.30	1.12	1.42	(0.06)	(1.22)	(1.28)	$12.32	13.38%
12/31/2019	$10.92	0.27	2.17	2.44	(0.26)	(0.92)	(1.18)	$12.18	22.98%
12/31/2018	$13.59	0.27	(1.48)	(1.21)	(0.26)	(1.20)	(1.46)	$10.92	(9.32%)
12/31/2017	$11.82	0.27	2.10	2.37	(0.26)	(0.34)	(0.60)	$13.59	20.23%
12/31/2016	$11.44	0.21	0.96	1.17	(0.23)	(0.56)	(0.79)	$11.82	10.41%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
12/31/2020	$3,163	0.47%	0.44%	1.53%	53%
12/31/2019	$9,576	0.47%	0.44%	2.78%	22%
12/31/2018	$5,745	0.47%	0.44%	2.55%	39%
12/31/2017	$5,817	0.47%	0.44%	2.46%	20%
12/31/2016	$3,441	0.47%	0.45%	2.42%	32%
Service Class
12/31/2020	$3,226	0.57%	0.54%	2.65%	53%
12/31/2019	$2,674	0.57%	0.54%	2.25%	22%
12/31/2018	$2,624	0.57%	0.54%	1.97%	39%
12/31/2017	$3,015	0.57%	0.54%	2.07%	20%
12/31/2016	$2,480	0.57%	0.55%	1.83%	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)(d)
Investor Class
12/31/2020	$10.57	0.47	0.91	1.38	(0.69)	(0.25)	(0.94)	$11.01	13.11%
12/31/2019 (e)	$10.00	0.26	0.57	0.83	(0.26)	—	(0.26)	$10.57	8.32% (f)
Service Class
12/31/2020	$10.57	0.44	0.95	1.39	(0.66)	(0.25)	(0.91)	$11.05	13.25%
12/31/2019 (e)	$10.00	0.26	0.56	0.82	(0.25)	—	(0.25)	$10.57	8.30% (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Investor Class
12/31/2020	$323	0.47%	0.45%	4.36%	892%
12/31/2019 (e)	$ 11	0.47% (i)	0.46% (i)	3.89% (i)	169% (f)
Service Class
12/31/2020	$ 12	0.57%	0.45%	4.33%	892%
12/31/2019 (e)	$ 11	0.57% (i)	0.47% (i)	3.81% (i)	169% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Fund commenced operations on May 2, 2019.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, the Great-West SecureFoundation® Lifetime 2055 Fund, and the Great-West SecureFoundation® Lifetime 2060 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until ten years prior to the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees and to plan sponsors of qualified retirement plans.
Each of the Funds offer three share classes, referred to as Investor Class, Service Class, and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information on Investor Class and Service Class; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.

Annual Report - December 31, 2020

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2020

The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:
Great-West SecureFoundation® Lifetime 2020 Fund
	2020	2019
Ordinary income	$975,732	$1,160,885
Long-term capital gain	1,807,167	2,914,669
	$2,782,899	$4,075,554
Great-West SecureFoundation® Lifetime 2025 Fund
	2020	2019
Ordinary income	$732,098	$1,303,297
Long-term capital gain	2,012,715	3,926,273
	$2,744,813	$5,229,570
Great-West SecureFoundation® Lifetime 2030 Fund
	2020	2019
Ordinary income	$675,428	$1,806,777
Long-term capital gain	2,632,246	4,451,553
	$3,307,674	$6,258,330
Great-West SecureFoundation® Lifetime 2035 Fund
	2020	2019
Ordinary income	$333,975	$1,203,360
Long-term capital gain	2,110,218	3,706,839
	$2,444,193	$4,910,199
Great-West SecureFoundation® Lifetime 2040 Fund
	2020	2019
Ordinary income	$409,388	$1,516,822
Long-term capital gain	2,841,788	4,646,872
	$3,251,176	$6,163,694
Great-West SecureFoundation® Lifetime 2045 Fund
	2020	2019
Ordinary income	$651,833	$604,588
Long-term capital gain	1,346,292	2,420,671
	$1,998,125	$3,025,259
Great-West SecureFoundation® Lifetime 2050 Fund
	2020	2019
Ordinary income	$128,975	$515,356
Long-term capital gain	1,059,387	1,635,934
	$1,188,362	$2,151,290
Great-West SecureFoundation® Lifetime 2055 Fund
	2020	2019
Ordinary income	$71,443	$270,110
Long-term capital gain	549,228	812,684
	$620,671	$1,082,794

Annual Report - December 31, 2020

Great-West SecureFoundation® Lifetime 2060 Fund
	2020	2019
Ordinary income	$18,175	$705
Long-term capital gain	6,942	0
	$25,117	$705
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Great-West SecureFoundation® Lifetime 2020 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	2,624,410
Capital loss carryforwards	—
Post-October losses	(500,579)
Net unrealized appreciation	1,961,638
Tax composition of capital	$4,085,469
Great-West SecureFoundation® Lifetime 2025 Fund
Undistributed net investment income	$352,311
Undistributed long-term capital gains	1,871,945
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	2,268,693
Tax composition of capital	$4,492,949
Great-West SecureFoundation® Lifetime 2030 Fund
Undistributed net investment income	$399,754
Undistributed long-term capital gains	3,833,847
Capital loss carryforwards	—
Post-October losses	(2,237,408)
Net unrealized appreciation	3,520,116
Tax composition of capital	$5,516,309
Great-West SecureFoundation® Lifetime 2035 Fund
Undistributed net investment income	$410,544
Undistributed long-term capital gains	861,624
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	1,726,466
Tax composition of capital	$2,998,634

Annual Report - December 31, 2020

Great-West SecureFoundation® Lifetime 2040 Fund
Undistributed net investment income	$461,700
Undistributed long-term capital gains	387,300
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	2,042,161
Tax composition of capital	$2,891,161
Great-West SecureFoundation® Lifetime 2045 Fund
Undistributed net investment income	$339,747
Undistributed long-term capital gains	876,791
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	273,949
Tax composition of capital	$1,490,487
Great-West SecureFoundation® Lifetime 2050 Fund
Undistributed net investment income	$217,415
Undistributed long-term capital gains	300,880
Capital loss carryforwards	—
Post-October losses	(247,911)
Net unrealized appreciation	662,160
Tax composition of capital	$932,544
Great-West SecureFoundation® Lifetime 2055 Fund
Undistributed net investment income	$102,353
Undistributed long-term capital gains	—
Capital loss carryforwards	(137,950)
Post-October losses	—
Net unrealized appreciation	318,683
Tax composition of capital	$283,086
Great-West SecureFoundation® Lifetime 2060 Fund
Undistributed net investment income	$5,668
Undistributed long-term capital gains	18,059
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	11,908
Tax composition of capital	$35,635
At December 31, 2020, the Funds had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2020, the Great-West SecureFoundation® Lifetime 2060 Fund utilized $209 of capital loss carryforwards to offset capital gains realized in that fiscal year. Capital loss carryforwards with no expiration as of December 31, 2020, for the Great-West SecureFoundation® Lifetime 2055 Fund was $137,950.

Annual Report - December 31, 2020

The following Funds have elected to defer to the next fiscal year the following Post-October losses:
	Post-October Ordinary Losses	Post-October Capital Losses
Great-West SecureFoundation® Lifetime 2020 Fund	$—	$(500,579)
Great-West SecureFoundation® Lifetime 2030 Fund	—	(2,237,408)
Great-West SecureFoundation® Lifetime 2050 Fund	—	(247,911)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West SecureFoundation® Lifetime 2020 Fund	$41,166,101	$2,523,295	$(561,657)	$1,961,638
Great-West SecureFoundation® Lifetime 2025 Fund	46,623,169	2,917,475	(648,782)	2,268,693
Great-West SecureFoundation® Lifetime 2030 Fund	35,252,860	3,985,183	(465,067)	3,520,116
Great-West SecureFoundation® Lifetime 2035 Fund	27,282,856	2,114,100	(387,634)	1,726,466
Great-West SecureFoundation® Lifetime 2040 Fund	28,855,550	2,478,874	(436,713)	2,042,161
Great-West SecureFoundation® Lifetime 2045 Fund	20,624,275	968,375	(694,426)	273,949
Great-West SecureFoundation® Lifetime 2050 Fund	12,608,929	912,817	(250,657)	662,160
Great-West SecureFoundation® Lifetime 2055 Fund	6,072,778	468,408	(149,725)	318,683
Great-West SecureFoundation® Lifetime 2060 Fund	323,192	18,837	(6,929)	11,908
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Effective April 29, 2020, Great-West Funds has entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class, and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class. Prior to April 29, 2020, GWL&A provided these shareholder services pursuant to an agreement between Great-West Funds and GWL&A. Class L shares of the Funds ceased operations on October 2, 2020.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. For the Great-West SecureFoundation® Lifetime 2060 Fund the Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. Prior to October 2, 2020, the Funds had entered into a plan of distribution which provided for compensation for distribution of Class L shares and for the provision of services to Class L shareholders. Class L shares of the Funds ceased operations on October 2, 2020.

Annual Report - December 31, 2020

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,041,000 for the year ended December 31, 2020.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2020, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,505,330	$19,019,904	$5,401,883	$9,126,788	$ 404,339	$ 89,472	$ 443,281	$15,384,471	35.69%
					404,339	89,472	443,281	15,384,471	35.69
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	604,375	7,834,868	1,916,813	3,440,521	348,097	101,261	132,724	6,412,421	14.87
Great-West S&P 500® Index Fund Institutional Class	1,025,728	11,414,951	4,307,474	6,774,463	(429,980)	396,421	323,677	9,344,383	21.67
Great-West S&P Mid Cap 400® Index Fund Institutional Class	442,980	4,885,152	2,019,422	3,824,545	(523,770)	871,353	118,322	3,951,382	9.17
Great-West S&P Small Cap 600® Index Fund Institutional Class	310,013	3,009,012	1,321,558	2,699,192	(630,479)	808,421	74,833	2,439,799	5.66
					(1,236,132)	2,177,456	649,556	22,147,985	51.37
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,480,582	4,309,000	1,281,460	2,165,913	-	-	56,035	3,480,582	8.07
					0	0	56,035	3,480,582	8.07
				Total	$ (831,793)	$2,266,928	$1,148,872	$41,013,038	95.13%
Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,711,942	$21,166,875	$5,154,105	$8,824,224	$ 501,677	$ (709)	$ 492,557	$17,496,047	35.80%
					501,677	(709)	492,557	17,496,047	35.80

Annual Report - December 31, 2020

Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	681,057	$ 8,719,999	$1,690,406	$3,652,559	$ 56,970	$ 468,172	$ 151,828	$ 7,226,018	14.78%
Great-West S&P 500® Index Fund Institutional Class	1,159,004	12,704,237	4,444,063	7,372,720	(825,246)	782,943	357,352	10,558,523	21.60
Great-West S&P Mid Cap 400® Index Fund Institutional Class	504,502	5,434,235	1,929,591	3,970,475	(702,416)	1,106,810	132,366	4,500,161	9.21
Great-West S&P Small Cap 600® Index Fund Institutional Class	353,143	3,349,966	1,255,328	2,747,433	(706,372)	921,373	83,539	2,779,234	5.69
					(2,177,064)	3,279,298	725,085	25,063,936	51.28
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,958,441	4,794,908	1,218,466	2,116,530	-	-	61,597	3,958,441	8.10
					0	0	61,597	3,958,441	8.10
				Total	$(1,675,387)	$3,278,589	$1,279,239	$46,518,424	95.18%
Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,353,100	$28,898,330	$6,962,855	$21,695,043	$ 1,465,044	$ (337,460)	$ 532,079	$13,828,682	35.68%
					1,465,044	(337,460)	532,079	13,828,682	35.68
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	543,278	12,870,895	2,334,545	9,557,926	139,060	116,671	119,584	5,764,185	14.87
Great-West S&P 500® Index Fund Institutional Class	920,065	18,569,942	4,623,260	15,296,089	(13,675)	484,678	413,452	8,381,791	21.63
Great-West S&P Mid Cap 400® Index Fund Institutional Class	400,024	7,936,227	2,404,244	8,012,952	(879,802)	1,240,697	140,057	3,568,216	9.21
Great-West S&P Small Cap 600® Index Fund Institutional Class	280,415	4,967,011	1,604,585	5,734,258	(1,324,934)	1,369,525	92,196	2,206,863	5.69
					(2,079,351)	3,211,571	765,289	19,921,055	51.40
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,125,410	6,265,300	1,857,453	5,068,031	-	-	70,688	3,125,410	8.06
					0	0	70,688	3,125,410	8.06
				Total	$ (614,307)	$2,874,111	$1,368,056	$36,875,147	95.14%

Annual Report - December 31, 2020

Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	779,919	$14,070,997	$3,997,995	$9,816,848	$ 764,385	$ (281,369)	$264,157	$ 7,970,775	27.49%
					764,385	(281,369)	264,157	7,970,775	27.49
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	499,043	10,416,387	1,176,583	6,131,929	220,087	(166,192)	109,580	5,294,849	18.26
Great-West S&P 500® Index Fund Institutional Class	800,949	14,234,409	2,651,015	9,931,140	(326,731)	342,357	316,017	7,296,641	25.16
Great-West S&P Mid Cap 400® Index Fund Institutional Class	347,746	6,094,632	1,385,031	5,199,994	(698,175)	822,230	109,900	3,101,899	10.70
Great-West S&P Small Cap 600® Index Fund Institutional Class	264,139	4,142,287	1,027,660	4,013,774	(960,800)	922,597	77,447	2,078,770	7.17
					(1,765,619)	1,920,992	612,944	17,772,159	61.29
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,432,870	2,411,317	820,611	1,826,199	-	-	27,141	1,432,870	4.94
					0	0	27,141	1,432,870	4.94
				Total	$(1,001,234)	$1,639,623	$904,242	$27,175,804	93.72%
Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	565,920	$11,491,403	$3,910,048	$ 9,360,223	$ 670,084	$ (257,530)	$ 204,860	$ 5,783,698	18.73%
					670,084	(257,530)	204,860	5,783,698	18.73
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	631,431	15,353,703	1,645,396	10,004,149	132,376	(295,469)	138,650	6,699,481	21.69
Great-West S&P 500® Index Fund Institutional Class	963,449	19,929,841	3,180,557	14,673,329	(459,020)	339,954	423,482	8,777,023	28.42
Great-West S&P Mid Cap 400® Index Fund Institutional Class	416,605	8,506,451	1,789,086	7,530,999	(907,855)	951,577	143,765	3,716,115	12.03
Great-West S&P Small Cap 600® Index Fund Institutional Class	342,476	6,249,199	1,460,877	6,410,897	(1,570,808)	1,396,109	109,113	2,695,288	8.73
					(2,805,307)	2,392,171	815,010	21,887,907	70.87
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	795,206	1,492,076	593,186	1,306,249	-	-	16,193	795,206	2.57
					0	0	16,193	795,206	2.57
				Total	$(2,135,223)	$2,134,641	$1,036,063	$28,466,811	92.17%

Annual Report - December 31, 2020

Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	248,644	$3,164,096	$1,480,878	$2,025,123	$ 162,622	$ (78,711)	$ 69,922	$ 2,541,140	12.16%
					162,622	(78,711)	69,922	2,541,140	12.16
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	477,893	7,220,799	1,048,825	3,189,429	80,523	(9,748)	105,033	5,070,447	24.27
Great-West S&P 500® Index Fund Institutional Class	693,297	8,897,725	1,925,307	4,472,888	(292,278)	(34,213)	228,715	6,315,931	30.24
Great-West S&P Mid Cap 400® Index Fund Institutional Class	301,161	3,801,521	944,399	2,563,778	(471,806)	504,217	82,938	2,686,359	12.86
Great-West S&P Small Cap 600® Index Fund Institutional Class	267,050	3,008,883	839,854	2,337,494	(614,503)	590,442	67,069	2,101,685	10.06
					(1,298,064)	1,050,698	483,755	16,174,422	77.43
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	252,328	290,733	159,897	201,969	-	-	3,667	252,328	1.21
					0	0	3,667	252,328	1.21
				Total	$(1,135,442)	$ 971,987	$557,344	$18,967,890	90.80%
Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	117,725	$1,955,884	$ 899,613	$1,593,871	$ 126,238	$ (58,474)	$ 37,982	$ 1,203,152	9.07%
					126,238	(58,474)	37,982	1,203,152	9.07
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	322,233	5,958,491	946,748	3,444,279	8,996	(42,071)	70,359	3,418,889	25.77
Great-West S&P 500® Index Fund Institutional Class	443,008	6,989,051	1,587,735	4,585,285	(240,895)	44,304	167,641	4,035,805	30.42
Great-West S&P Mid Cap 400® Index Fund Institutional Class	192,970	2,984,558	714,617	2,308,221	(339,759)	330,341	58,948	1,721,295	12.98
Great-West S&P Small Cap 600® Index Fund Institutional Class	183,240	2,536,111	720,972	2,324,384	(568,755)	509,400	50,484	1,442,099	10.87
					(1,140,413)	841,974	347,432	10,618,088	80.04
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	76,549	123,461	61,015	109,342	-	-	1,415	76,549	0.58
					0	0	1,415	76,549	0.58
				Total	$(1,014,175)	$783,500	$386,829	$11,897,789	89.69%

Annual Report - December 31, 2020

Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	50,090	$ 965,788	$ 589,525	$1,006,838	$ 77,900	$ (36,557)	$ 17,890	$ 511,918	8.01%
					77,900	(36,557)	17,890	511,918	8.01
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	159,008	3,263,499	1,093,146	2,750,231	(90,225)	80,656	35,016	1,687,070	26.40
Great-West S&P 500® Index Fund Institutional Class	210,057	3,640,563	1,354,017	3,154,042	(147,176)	73,079	87,594	1,913,617	29.95
Great-West S&P Mid Cap 400® Index Fund Institutional Class	91,371	1,555,373	622,936	1,551,050	(197,205)	187,772	30,174	815,031	12.76
Great-West S&P Small Cap 600® Index Fund Institutional Class	93,013	1,415,762	633,021	1,615,216	(340,001)	298,448	27,617	732,015	11.46
					(774,607)	639,955	180,401	5,147,733	80.57
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	32,338	61,150	39,379	68,885	-	-	694	32,338	0.51
					0	0	694	32,338	0.51
				Total	$(696,707)	$603,398	$198,985	$5,691,989	89.09%
Great-West SecureFoundation® Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 12/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,468	$2,500	$142,368	$118,979	$ 16	$ (662)	$ 525	$ 25,227	7.53%
					16	(662)	525	25,227	7.53
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	8,584	9,060	500,336	427,957	(3,540)	9,639	1,865	91,078	27.19
Great-West S&P 500® Index Fund Institutional Class	10,614	9,630	543,777	452,071	2,387	(4,645)	2,037	96,691	28.87
Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,630	4,094	228,603	195,102	4,668	3,699	878	41,294	12.33
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,041	3,982	220,438	190,174	4,232	5,427	778	39,673	11.84
					7,747	14,120	5,558	268,736	80.23
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,555	156	8,776	7,391	-	-	14	1,555	0.46
					0	0	14	1,555	0.46
				Total	$ 7,763	$13,458	$6,097	$295,518	88.22%

Annual Report - December 31, 2020

3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2020 Fund	$16,829,451	$28,584,611
Great-West SecureFoundation® Lifetime 2025 Fund	16,221,162	28,458,272
Great-West SecureFoundation® Lifetime 2030 Fund	20,514,661	68,309,882
Great-West SecureFoundation® Lifetime 2035 Fund	11,468,182	38,398,802
Great-West SecureFoundation® Lifetime 2040 Fund	13,166,430	51,376,344
Great-West SecureFoundation® Lifetime 2045 Fund	6,857,871	15,242,209
Great-West SecureFoundation® Lifetime 2050 Fund	5,341,605	14,973,295
Great-West SecureFoundation® Lifetime 2055 Fund	4,751,645	10,659,643
Great-West SecureFoundation® Lifetime 2060 Fund	1,860,328	1,588,951
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund, Great-West SecureFoundation® Lifetime 2030 Fund, Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund, and Great-West SecureFoundation® Lifetime 2060 Fund (collectively, the “Funds”), nine of the funds of Great-West Funds, Inc., as of December 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of Operation	Statements of Changes in Net Assets	Financial Highlights
Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund, Great-West SecureFoundation® Lifetime 2030 Fund, Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Great-West SecureFoundation® Lifetime 2060 Fund	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period from May 2, 2019 (commencement of operations) to December 31, 2019	For the year ended December 31, 2020 and for the period from May 2, 2019 (commencement of operations) to December 31, 2019

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2021
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West SecureFoundation® Lifetime 2020 Fund	$28,163	$232,933
Great-West SecureFoundation® Lifetime 2025 Fund	31,707	262,163
Great-West SecureFoundation® Lifetime 2030 Fund	31,140	273,595
Great-West SecureFoundation® Lifetime 2035 Fund	47,046	0
Great-West SecureFoundation® Lifetime 2040 Fund	30,105	250,868
Great-West SecureFoundation® Lifetime 2045 Fund	23,063	192,935
Great-West SecureFoundation® Lifetime 2050 Fund	19,992	179,062
Great-West SecureFoundation® Lifetime 2055 Fund	7,849	66,133
Great-West SecureFoundation® Lifetime 2060 Fund	429	3,632
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2020, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West SecureFoundation® Lifetime 2020 Fund	37%
Great-West SecureFoundation® Lifetime 2025 Fund	42%
Great-West SecureFoundation® Lifetime 2030 Fund	44%
Great-West SecureFoundation® Lifetime 2035 Fund	100%
Great-West SecureFoundation® Lifetime 2040 Fund	62%
Great-West SecureFoundation® Lifetime 2045 Fund	59%
Great-West SecureFoundation® Lifetime 2050 Fund	60%
Great-West SecureFoundation® Lifetime 2055 Fund	66%
Great-West SecureFoundation® Lifetime 2060 Fund	12%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower Retirement, LLC ("Empower"); Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC ("GWCM"); formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 46	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, Great-West Life & Annuity Insurance Company ("GWL&A"); Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc.	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 53	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Accounting & Global Middle Office, Empower; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, Empower; Assistant Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2021. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value and Great-West T. Rowe Price Mid Cap Growth Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2019 and $1,026,559 for fiscal year 2020.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2019 and $60,000 for fiscal year 2020. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2019 and $0 for fiscal year 2020.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2021